Intangible assets - Rollforward of Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 13,582
Ending balance	14,598	$ 13,316
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,844	11,312
Additions	1,115	3,240
Transfers		(6)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(17)
Ending balance	15,942	14,546
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,262)	(1,133)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(6)
Amortisation, intangible assets other than goodwill	(88)	(96)
Ending balance	(1,344)	(1,230)
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	12,611	11,323
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,985	11,144
Additions	695	1,700
Transfers		(452)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Ending balance	13,680	12,392
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,069)	(1,069)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	(1,069)	(1,069)
Internal development costs
Disclosure of detailed information about intangible assets [line items]
Ending balance	954	926
Internal development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	631	0
Additions	323	926
Transfers		0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Ending balance	954	926
Internal development costs | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Amortisation, intangible assets other than goodwill	0	0
Ending balance	0	0
Licenses
Disclosure of detailed information about intangible assets [line items]
Ending balance	946	1,021
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,052	0
Additions	0	600
Transfers		452
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Ending balance	1,052	1,052
Licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(50)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	(56)	(31)
Ending balance	(106)	(31)
Software
Disclosure of detailed information about intangible assets [line items]
Ending balance	87	46
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	176	168
Additions	97	14
Transfers		(6)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(17)
Ending balance	256	176
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(143)	(64)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(6)
Amortisation, intangible assets other than goodwill	(32)	(65)
Ending balance	$ (169)	$ (130)